PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET
PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET

4. PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET

Property, equipment and intangible assets, net, consisted of the following:

	As of December 31,
	2019	2020
	US$	US$
Electronic Equipment	1,530,269	2,385,263
Office Equipment	219,418	235,894
Leasehold improvement	543,262	100,417
Software	197,564	159,939
Less: accumulated depreciation	(1,028,796)	(1,252,714)
Property and equipment, net	1,461,717	1,628,799
Licenses	7,967,036	7,967,036
Trademark	117,424	125,285
Less: accumulated amortization	(10,636)	(28,086)
Intangible assets, net	8,073,824	8,064,235
Total	9,535,541	9,693,034

Depreciation and amortization expenses for the years ended December 31, 2018, 2019 and 2020 were US$473,730, US$752,167 and US$928,414, respectively.